CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Feb. 29, 2020 USD ($)	Feb. 28, 2019 USD ($)
Current assets
Cash and cash equivalents	$ 1,873,866	$ 1,247,140
Restricted cash-current	28,084	9,227
Short-term investments	345,457	268,424
Inventory	25,832	7,750
Amounts due from related parties-current	3,642	3,341
Income tax receivables	11,548	7,204
Prepaid expenses and other current assets	207,352	202,630
Total current assets	2,495,781	1,745,716
Restricted cash-non-current	13,235	7,334
Amounts due from related parties-non-current		1,747
Property and equipment, net	366,656	287,877
Deferred tax assets	79,534	29,179
Rental deposits	72,721	56,135
Intangible assets, net	58,985	74,776
Land use rights, net	204,853
Goodwill	378,913	414,228
Long-term investments	571,601	850,695
Long-term prepayments and other non-current assets	85,275	267,404
Operating lease right-of-use assets	1,243,692
Total assets	5,571,246	3,735,091
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to TAL Education Group of $98,436 and $104,231 as of February 28, 2019 and February 29, 2020, respectively)	117,770	106,493
Deferred revenue-current (including deferred revenue-current of the consolidated VIEs without recourse to TAL Education Group of $401,027 and $733,253 as of February 28, 2019 and February 29, 2020, respectively)	780,167	433,610
Amounts due to related parties-current (including amounts due to related parties-current of the consolidated VIEs without recourse to TAL Education Group of $18,504 and $4,264 as of February 28, 2019 and February 29, 2020, respectively)	4,361	24,375
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to TAL Education Group of $291,728 and $470,519 as of February 28, 2019 and February 29, 2020, respectively)	552,650	365,195
Income tax payable (including income tax payable of the consolidated VIEs without recourse to TAL Education Group of $36,670 and $43,233 as of February 28, 2019 and February 29, 2020, respectively)	46,650	38,743
Short-term debt and current portion of long-term debt (including short-term debt and current portion of long-term debt of the consolidated VIEs without recourse to TAL Education Group of nil and nil as of February 28, 2019 and February 29, 2020, respectively)		210,027
Bond payable, current portion (including bond payable, current portion of the consolidated VIEs without recourse to TAL Education Group of nil and nil as of February 28, 2019 and February 29, 2020, respectively)		5,275
Operating lease liabilities, current portion (including operating lease liabilities current portion of the consolidated VIEs without recourse to TAL Education Group of nil and $276,712 as of February 28, 2019 and February 29, 2020, respectively)	304,960
Total current liabilities	1,806,558	1,183,718
Deferred revenue-non-current (including deferred revenue-non-current of the consolidated VIEs without recourse to TAL Education Group of $2,497 and $833 as of February 28, 2019 and February 29, 2020, respectively)	833	2,497
Amounts due to related parties-non-current (including amounts due to related parties-non-current of the consolidated VIEs without recourse to TAL Education Group of $106 and nil as of February 28, 2019 and February 29, 2020, respectively)		196
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to TAL Education Group of $16,951 and $7,197 as of February 28, 2019 and February 29, 2020, respectively)	7,789	17,738
Long-term debt (including long-term debt of the consolidated VIEs without recourse to TAL Education Group of nil and nil as of February 28, 2019 and February 29, 2020, respectively)	261,950
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to TAL Education Group of $465 and nil as of February 28, 2019 and February 29, 2020, respectively)		465
Operating lease liabilities, non-current portion (including operating lease liabilities, non-current portion of the consolidated VIEs without recourse to TAL Education Group of nil and $883,603 as of February 28, 2019 and February 29, 2020, respectively)	949,919
Total liabilities	3,027,049	1,204,614
Equity
Class A common shares issuable		1,977
Additional paid-in capital	1,675,640	1,485,521
Statutory reserve	82,712	58,690
Retained earnings	786,097	920,314
Accumulated other comprehensive income / (loss)	(28,913)	17,047
Total TAL Education Group shareholder's equity	2,515,736	2,483,747
Noncontrolling interests	28,461	46,730
Total equity	2,544,197	2,530,477
Total liabilities and equity	5,571,246	3,735,091
Common Class A
Equity
Common shares	133	127
Total equity	133	127
Common Class B
Equity
Common shares	67	71
Total equity	$ 67	$ 71